SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2021
Subsequent Events
SUBSEQUENT EVENTS

19. SUBSEQUENT EVENTS

On July 27, 2021, the Company entered into a Sale and Purchase Agreement with Mr. Li Feilie to acquire 100% of the equity interests of Precise Space-Time Technology Limited ("Precise Space-Time Technology") for consideration of three million of the Company's newly issued restricted common shares, 120 million shares of FARL, and CNY10.30 million (US$1.60 million). The total value of the consideration that the Company provided to Mr. Li was approximately CNY104.07 million (US$16.12 million), which was a 20% discount to the valuation of Precise Space-Time Technology provided by an independent valuation firm.

Precise Space-Time Technology, through its wholly owned subsidiaries, owns a 51% equity interest in Shanghai Onway Environmental Development Co., Ltd. ("Shanghai Onway"). Shanghai Onway is principally engaged in the provision of equipment for rural wastewater treatment and provision of engineering, procurement, and construction services in relation to wastewater treatment in China.